Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
In connection with the ATM program, we have issued 355,750 common units from January 1, 2017 through February 13, 2017, with total net proceeds of $10 million. We intend to use the net proceeds from sales pursuant to the equity distribution agreement, after deducting Managers’ commissions and the Partnership’s offering expenses, for general partnership purposes, which may include repaying or refinancing all or a portion of our outstanding indebtedness and funding capital expenditures, acquisitions or working capital.